Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

No income tax provision (benefit) has been recognized for the years ended December 31, 2022 and 2021. The income tax provision (benefit) for the years ended December 31, 2022 and 2021 differ from the statutory rate of 21% as follows:

	December 31, 2022		December 31, 2021
Amount using the statutory rate	$(1,362,800)	21%	$(621,000)	(21)%
Changes in prior year estimate	-	-	(734,000)	(25)
Other	300	-	-	-
Change in valuation allowance	1,362,500	21	1,355,000	46
Total income tax provision (benefit)	$-	-%	$-	-%

The components of the Company’s net deferred tax assets are as follows:

	Years ended December 31,
	2022	2021
Deferred tax asset:
Net operating loss carryforward	$5,529,600	$4,131,000
Exploration costs	5,200	12,000
Stock based compensation	95,800	96,000
Asset retirement obligation	189,500	161,000
Total deferred tax assets	5,820,100	4,400,000
Valuation allowance	(5,631,500)	(4,269,000)
	188,600	131,000
Deferred tax liabilities
Property and equipment	(74,900)	(131,000)
Inventory	(113,700)	-
	(188,600)	(131,000)
Net deferred tax assets	$-	$-

At December 31, 2022, the Company had net operating loss carry forwards of approximately $26.3 million for federal income tax purposes, approximately $7.7 million of which expire between 2036 and 2037. The remaining balance of approximately $18.6 million will never expire but its utilization is limited to 80% of taxable income in any future year.

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax assets, a valuation allowance equal to 100% of the deferred tax assets has been recorded at December 31, 2022 and 2021.

During the years ended December 31, 2022 and 2021, there were no material uncertain tax positions taken by the Company. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at December 31, 2022 and 2021. The Company’s federal income tax returns for fiscal years 2019 through 2021 remain open and subject to examination.